THE DRESHER FAMILY OF FUNDS


                       The Dresher Classic Retirement Fund
                                        &
                      The Dresher Comprehensive Growth Fund

                                  ANNUAL REPORT

                                December 31, 2002

                      MANAGEMENT DISCUSSION OF PERFORMANCE

                                     General

         The past year has again proven to be a difficult one for stock investors, as we have seen three consecutive years of falling prices for the equity markets. Fortunately, bonds have gained in value and provided some positive returns for our more conservatively managed portfolios.

         Looking ahead, more positive news is contained in President Bush's economic stimulus plan with the proposed elimination of taxes paid on corporate dividends and the acceleration of federal income tax cuts for individuals. In addition, he wants to raise the child tax credit by $400 and accelerate tax relief for married couples. The President will urge Congress to quickly extend unemployment insurance benefits that expired in December and has proposed an aid package for cash-strapped states to train unemployed workers. These are important steps for maintaining consumer confidence and spending. Likewise, incentives for business investment in new equipment will boost much needed capital spending. When taken together, these actions should contribute to an improved economy and outlook for the stock market.

         Nevertheless, concerns of global terrorism, impending war with Iraq, and worsening relations with North Korea continue to weigh heavily on our minds. And while it is never easy to predict what the U.S. financial markets might do in the near future, we can remain focused on managing the risks associated with investing in such uncertain times. The risks remain high right now. Until the positive economic factors mentioned above begin to take hold, we intend to maintain a defensive investment posture in all equity portfolios and hold larger than normal balances in money market funds and short-term bond funds. We will continue to purchase high-quality, short- to intermediate-term bond funds for more conservatively managed portfolios, which should provide consistently good returns.

The Dresher Classic Retirement Fund

The Dresher Classic Retirement Fund is a moderate-growth fund, which seeks capital appreciation and significant income. Under normal market conditions, the Fund will invest no more than 65% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. Performance of the Fund for the 2002 year was (5.79%).

The Dresher Comprehensive Growth Fund

The Dresher Comprehensive Growth Fund is a growth fund, which seeks capital appreciation without regard to current income. Under normal market conditions, the Fund will invest at least 75% of its assets (at the time of investment) in mutual funds that invest primarily in common stock or securities convertible into or exchangeable for common stock. Performance of the Fund for the 2002 year was (12.64%).

                       THE DRESHER CLASSIC RETIREMENT FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2002

                                                                      PERCENTAGE
FUND                                          SHARES  FAIR VALUE      of TOTAL
Harbor Bond Fund                             205,355  $2,402,648       19.4%
Goldman Sachs FSQ Prime Obligations Fund   1,816,145   1,816,145       14.6%
Vanguard Short-Term Corporate Fund           166,325   1,794,647       14.5%
Vanguard Prime Money Market Fund           1,455,167   1,455,167       11.7%
Dodge & Cox Balanced Fund                     16,006     972,342        7.8%
Janus Growth & Income Fund                    31,825     742,791        6.0%
Weitz Value Fund                              20,289     566,471        4.6%
Oakmark Select Fund                           22,980     547,377        4.4%
Vanguard 500 Index Fund                        6,488     526,509        4.2%
T. Rowe Price Mid-Cap Growth Fund             13,227     410,577        3.3%
T. Rowe Price Blue Chip Fund                  17,287     379,447        3.1%
Fidelity Diversified International Fund       16,752     287,457        2.3%
Tweedy Browne Global Value Fund               17,728     280,272        2.3%
T. Rowe Price Capital Appreciation Fund       15,188     215,825        1.8%
                                                      ----------    --------
Total Investments (cost $13,183,046)                  12,397,675      100.0%
Other Assets and Liabilities                               1,815
                                                      ----------    --------
Net Assets                                           $12,399,490      100.0%
                                                      ==========    ========


            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Classic           Lipper Balanced
                            Retirement Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                      $9,980                       $10,145
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $10,768                       $11,676
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $13,645                       $12,727
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $12,228                       $13,028
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '01                      $9,745                       $12,285
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '02                      $9,181                       $10,972
----------------------------------------------------------------------

            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE The accompanying notes are an integral part of these financial statements.

                      THE DRESHER COMPREHENSIVE GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                                December 31, 2002

                                                                      PERCENTAGE
FUND                                          SHARES  FAIR VALUE     of TOTAL
Vanguard Prime Money Market Fund           1,478,757  $1,478,758        15.3%
Vanguard Short-Term Corporate Fund           121,691   1,313,047        13.6%
Dodge & Cox Stock Fund                        14,603   1,285,834        13.3%
Harbor Capital Appreciation Fund              48,006     970,195        10.0%
Weitz Value Fund                              24,100     672,860         7.0%
Oakmark Select Fund                           27,256     649,237         6.7%
Vangard 500 Index Fund                         7,890     640,292         6.6%
Goldman Sachs FSQ Prime Obligations Fund     560,256     560,256         5.8%
T. Rowe Price Mid-Cap Growth Fund             16,707     518,576         5.4%
T. Rowe Price Blue Chip Fund                  21,594     473,988         4.9%
Fidelity Diversified International Fund       23,326     400,273         4.1%
Tweedy Browne Global Value Fund               24,855     392,950         4.1%
T. Rowe Price Capital Appreciation Fund       22,782     323,738         3.2%
                                                       ---------      -------
Total Investments (cost $11,112,108)                   9,680,004       100.0%
Other Assets and Liabilities                               2,802
                                                       ---------      -------
Net Assets                                             9,682,806       100.0%
                                                       =========      =======

            -------------------------------------------------------
                     GROWTH OF $10,000 INVESTED ON 10/01/97
                 (DATE OF COMMENCEMENT OF INVESTMENT OPERATIONS)
            -------------------------------------------------------

                          The Dresher Comprehensove     Lipper Growth
                                Growth Fund               Fund Index
----------------------------------------------------------------------
  OCT '97                     $10,000                       $10,000
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '97                     $10,031                        $9,885
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '98                     $11,004                       $12,421
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '99                     $14,981                       $16,745
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '00                     $13,296                       $13,450
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '01                     $10,361                       $10,239
----------------------------------------------------------------------
----------------------------------------------------------------------
  DEC '02                      $9,052                        $7,361
----------------------------------------------------------------------


            PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2002

                                                  Classic        Comprehensive
                                                  Retirement       Growth
                                                     Fund           Fund
ASSETS

Investments in Securities:
  At Acquisition Cost                             $ 13,183,046   $11,112,108
                                                  ============  ============
At Fair Value (Note 1)                            $ 12,397,675   $ 9,680,004
Cash                                                     5,510         4,202
                                                  ------------  ------------
          TOTAL ASSETS                            $ 12,403,185   $ 9,684,206
                                                  ------------  ------------
LIABILITIES
Payable to Advisor (Note 3)                              3,695         1,400
                                                  ------------  ------------
          TOTAL LIABILITIES                              3,695         1,400
                                                  ------------  ------------
NET ASSETS                                        $ 12,399,490   $ 9,682,806
                                                  ============  ============
NET ASSETS consist of:
     Capital Shares                               $ 15,266,356   $14,242,776
     Accumulated Net Realized Loss on Investments   (2,083,548)   (3,128,538)
     Undistributed Net Investment Income                 2,053           673
     Net Unrealized Depreciation in Investments       (785,371)   (1,432,105)
                                                  ------------  ------------
NET ASSETS                                        $ 12,399,490   $ 9,682,806
                                                  ============  ============
SHARES OUTSTANDING (Unlimited Number of
     Shares Authorized, No Par Value)                  599,443       509,424
                                                  ============  ============
NET ASSET VALUE PER SHARE                               $20.69        $19.01
                                                  ============  ============

The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

                                                       Classic   Comprehensive
                                                    Retirement          Growth
                                                          Fund            Fund
INVESTMENT INCOME
Dividend Income From Underlying Funds                  344,425        194,576
                                                       --------   ------------
Total Investment Income                                344,425        194,576
                                                       --------   ------------
EXPENSES
Management Fees (Note 3)                               138,047        127,660
Distribution Fees (Note 3)                              28,752         26,589
                                                       --------   ------------
Total Expenses Before Waiver By Advisor                166,799        154,249
                                                       --------   ------------
Fees Waived By Advisor (Note 3)                        (28,752)       (26,589)
                                                       --------   ------------
Total Expenses After Fees Waived By Advisor            138,047        127,660
                                                       --------   ------------
NET INVESTMENT INCOME                                  206,378         66,916
                                                       --------   ------------
REALIZED and UNREALIZED GAIN (LOSS) ON INVESTMENTS
Capital Gain Distributions Received From
Underlying Funds                                        78,067         25,203

Realized Gain (Loss) on Sale of
Underlying Funds                                      (704,572)    (1,214,863)

Change in Net Unrealized Appreciation
(Depreciation) of Underlying Funds                    (221,824)      (359,028)
                                                       --------   ------------
Net Realized and Unrealized Loss
on Investments                                        (848,329)    (1,548,688)
                                                       --------   ------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                            $(641,951)   $(1,481,772)
                                                       ========   ============

The accompanying notes are an integral part of these financial statements.

                           THE DRESHER FAMILY OF FUNDS
                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE YEARS ENDED DECEMBER 31, 2002 and 2001

                                         CLASSIC               COMPREHENSIVE
                                     RETIREMENT FUND            GROWTH FUND
                                  2002            2001       2002         2001
                                 ----------------------------------------------
INCREASE (DECREASE) IN
NET ASSETS FROM OPERATIONS

Net Investment Income            $206,378      $132,665     $66,916     $37,988

Net Realized Gain (Loss)
from Security Transactions       (704,572)   (1,516,153) (1,214,863) (2,000,855)

Capital Gain Distributions
from Underlying Funds              78,067        59,110      25,203      61,976
Change in Net Unrealized
Depreciation in Underlying
Funds                            (221,824)   (1,386,772)   (359,028) (1,341,401)
                               ----------  ------------ ----------- -----------
Net Decrease in Net Assets
Resulting from Operations        (641,951)   (2,711,150) (1,481,772) (3,242,292)
                               ----------  ------------ ----------- -----------
Distributions to Shareholders    (204,326)     (136,062)    (66,244)    (46,274)
                               ----------  ------------ ----------- -----------
CAPITAL SHARE TRANSACTIONS

Proceeds from Shares Sold       2,910,128     3,284,823   1,632,791   2,077,337

Reinvestment of Distributions     204,326       247,284      66,244     170,913

Cost of Shares Redeemed        (1,498,508)   (2,302,358) (2,035,970) (2,001,192)
                               ----------  ------------ ----------- -----------
Increase (Decrease) in Net
Assets due to Share
Transactions                    1,615,946     1,229,749    (336,935)    247,058
                               ----------  ------------ ----------- -----------
Increase (Decrease) in Net
Assets                            769,669    (1,617,463) (1,884,951) (3,041,508)

Net Assets-Beginning of Year   11,629,821    13,247,284  11,567,757  14,609,265
                               ----------  ------------ ----------- -----------
Net Assets-End of Year        $12,399,490   $11,629,821  $9,682,806 $11,567,757
                               ==========  ============ =========== ===========
OTHER INFORMATION
Shares:
  Sold                            138,406       141,286      79,929      92,391
  Issued in Reinvestment of
  Distributions                     9,890         6,077       3,494       3,000
  Redeemed                        (69,603)      (93,912)   (101,970)    (84,977)
                               ----------  ------------ ----------- -----------
Net Increase (Decrease)            78,693        53,451     (18,547)     10,414
                               ==========  ============ =========== ===========

The accompanying notes are an integral part of these financial statements

                           THE DRESHER FAMILY OF FUNDS
                             CLASSIC RETIREMENT FUND
                              FINANCIAL HIGHLIGHTS

Per share information for a share outstanding throughout the period.

                                            Year Ended December 31,
                              2002       2001      2000       1999       1998
                            --------- ---------- ---------- ---------  ---------

Net Asset Value,
Beginning Period              $22.33     $28.35    $32.65    $26.00      $24.20
                            --------- ---------- ---------- ---------  ---------
Investment Operations
     Net Investment Income      0.26       0.25     (0.07)    (0.02)      (0.05)
     Net Realized and
     Unrealized Gain (Loss)
     on Investments            (1.55)     (6.01)     (3.31)     6.97       1.96
                            --------- ---------- ---------- ---------  ---------
Total from Investment
Operations                     (1.29)     (5.76)     (3.38)     6.95       1.91
                            --------- ---------- ---------- ---------  ---------
Distributions
Distributions to
Shareholders                   (0.35)     (0.26)     (0.92)   (0.30)      (0.11)
                            --------- ---------- ---------- ---------  ---------

Net Asset Value,
End of Period                 $20.69     $22.33     $28.35   $32.65     $ 26.00
                            ========= ========== ========== =========  =========

Total Return                  (5.79%)   (20.30%)   (10.35%)   26.73%      7.89%

Ratio of Net Expenses to
Average Net Assets             1.20%      1.20%      1.20%    1.20%       1.20%
Ratio of Expenses Before
Waiver to Average Net
Assets                         1.45%      1.45%      1.45%    1.45%       1.45%
Ratio of Net Investment
Income (Loss) to Average
Net Assets                     1.78%      1.13%    (0.31%)  (0.05%)      58.00%
Portfolio Turnover Rate      103.07%     90.50%     15.59%   54.02%      96.94%

Net Assets,
End of Period (000's)        $12,399    $11,630    $13,247   $11,556      $9,731

                           THE DRESHER FAMILY OF FUNDS
                            COMPREHENSIVE GROWTH FUND
                              FINANCIAL HIGHLIGHTS


Per share information for a share outstanding throughout the period.

                                            Year Ended December 31,
                                2002       2001       2000     1999       1998
                             ---------  --------- ---------- -------  ---------
Net Asset Value,
Beginning Period               $21.91     $28.23     $35.20   $26.44    $24.44
                             ---------  ---------  --------- -------  ---------

Investment Operations
     Net Investment Income      0.07       0.08       0.12    (0.12)     (0.08)
     Net Realized and
     Unrealized Gain (Loss)
     on Investments            (2.84)     (6.31)     (4.04)    9.68       2.45
                            ---------  ---------  --------- --------  ---------
Total from Investment
Operations                     (2.77)     (6.23)     (3.92)    9.56       2.37
                            ---------  ---------  --------- --------  ---------
Distributions
Distributions to
Shareholders                   (0.13)     (0.09)     (3.05)   (0.80)     (0.37)
                            ---------  ---------  --------- --------  ---------

Net Asset Value,
End of Period                  19.01      21.91      28.23     35.20      26.44
                            =========  =========  ========= ========  =========

Total Return                 (12.64%)   (22.07%)   (11.14%)   36.16%      9.70%
Ratio of Net Expenses to
Average Net Assets              1.20%     1.20%      1.20%     1.20%      1.20%
Ratio of Expenses Before
Waiver to Average Net
Assets                          1.45%     1.45%      1.45%     1.45%      1.45%
Ratio of Net Investment
Income (Loss) to Average
Net Assets                      0.62%     0.31%    (0.29%)   (0.38%)    (0.43%)
Portfolio Turnover Rate        86.82%    70.59%     42.19%    59.86%     48.23%

Net Assets,
End of Period (000's)         $9,683    $11,568    $14,609   $12,898    $10,434

                           The Dresher Family of Funds
                          Notes to Financial Statements
                                December 31, 2002


            NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Dresher Family of Funds ("The Trust") was organized as a Delaware business trust. The Trust is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Trust currently consists of two Funds: The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund. The Trust is a diversified management investment company for purposes of the 1940 Act because its assets are represented by securities of other investment companies or cash equivalents. The Trust was organized on March 26, 1997 and had no investment operations prior to October 1, 1997 other than those relating to organizational matters including raising initial capital.

The following significant accounting policies conform to generally accepted accounting policies for regulated investment companies.

Valuation of securities: All portfolio securities traded on a national securities exchange are stated at the last reported sales price on the date of valuation. Shares of underlying open-end management investment companies ("mutual funds") are valued at their respective net asset values as determined under the 1940 Act.

Federal income taxes: It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no provision for federal income taxes has been made.

Investment income: Distributions from net investment income and net realized gains from underlying mutual funds are recorded on an ex-dividend date basis. Interest income is recognized on an accrual basis.

Distributions to shareholders: All distributions to shareholders arising from each Fund's taxable income are distributed at least once per year and are recorded on an ex-dividend date basis.

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to be paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

                           The Dresher Family of Funds
                    Notes to Financial Statements (continued)
                                December 31, 2002

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Security transactions: Portfolio security transactions are recorded on a trade date basis. Securities sold are valued on a specific identification basis.

Use of estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2 - INVESTMENT TRANSACTIONS

Purchases and sales of underlying mutual funds, excluding money market funds, which are considered short-term investments, were $9,160,000 and $9,921,391, respectively for The Dresher Classic Retirement Fund and $7,410,000 and $7,952,455, respectively for The Dresher Comprehensive Growth Fund.

At December 31, 2002, the cost for federal income tax purposes for The Dresher Classic Retirement Fund was $13,189,138 and for The Dresher Comprehensive Growth Fund was $11,141,147.

At December 31, 2002, the total unrealized appreciation and total unrealized depreciation was $52,973 and $838,344, respectively for The Dresher Classic Retirement Fund and $12,521 and $1,444,625, respectively for The Dresher Comprehensive Growth Fund.

                      NOTE 3 - TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreement

Each Fund's investments are managed by National Financial Advisors, Inc. (the "Advisor"), pursuant to the terms of an investment advisory agreement. Under the agreement the Advisor is entitled to receive a management fee payable monthly based on each Fund's average daily net assets at the rate of 1.20% per annum. The Advisor has contractually obligated itself to reduce its management fee to keep total operating expenses for each Fund at no greater than 1.20%, excluding extraordinary expenses until at least March 16, 2003. Unlike most mutual funds the management fee paid to the Advisor includes transfer agency, pricing, custody, auditing, legal, taxes, interest, expenses of non-interested Trustees and general administrative and other operating
                           The Dresher Family of Funds
                    Notes to Financial Statements (continued)
                                December 31, 2002

NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Investment Advisory Agreement (continued)

expenses of each Fund. For the year ended December 31, 2002, the Advisor was due $138,047 and $127,660 and waived $28,752 and $26,589 from The Dresher Classic Retirement and The Dresher Comprehensive Growth Funds, respectively. Additionally, rather than receiving a management fee from certain ERISA accounts the Advisor purchased shares for existing shareholders in proportion to the fees that were charged to their individual accounts in the respective funds as follows: $81,640 for The Dresher Classic Retirement and $87,290 for The Dresher Comprehensive Growth Fund. Thus the Advisor collected $27,655 and $13,781 in management fees from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively.

Administrative, Accounting and Transfer Agency Agreement

Pursuant to an administrative, accounting and transfer agency agreement between each Fund, the Advisor and National Shareholder Services, Inc. ("NSS"), the Advisor shall pay NSS out of its management fee a monthly fee for serving as each Fund's administrative agent, accounting and pricing agent, transfer agent, dividend disbursing agent, shareholder service agent, plan agent and shareholder purchase and redemption agent. NSS is an affiliate of the Advisor.

Distribution Plan

Pursuant to a distribution agreement ("12b-1 plan") between each Fund and NFA Brokerage, Inc., an affiliate of the Advisor and NSS, NFA Brokerage, Inc. serves as the exclusive agent for distribution of shares of each Fund. NFA Brokerage, Inc. is entitled to receive a fee from each Fund payable monthly at the rate of 0.25% of the average daily net assets per annum. For the year ended December 31, 2002, NFA Brokerage, Inc. was entitled to receive $28,752 and $26,589 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively. These amounts represented 0.25% on an annual basis for each Fund. Additionally, rather than receiving a 12b-1 fee from certain ERISA accounts the Advisor purchased shares for existing shareholders in proportion to the fees that were charged to their individual accounts in the respective funds as follows: $22,547 for The Dresher Classic Retirement and $24,180 for The Dresher Comprehensive Growth Fund. Thus NFA Brokerage, Inc. collected $6,205 and $2,409 in 12b-1 from The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund, respectively.

                           The Dresher Family of Funds
                    Notes to Financial Statements (continued)
                                December 31, 2002

NOTE 3 - TRANSACTIONS WITH AFFILIATES (continued)

Certain trustees and officers of the Trust are also directors and officers of the Advisor, NSS and NFA Brokerage, Inc.

NOTE 4 - DISRIBUTIONS TO SHAREHOLDERS

On December 27, 2002 a distribution of $0.35 per share was declared for The Dresher Classic Retirement Fund and a distribution of $0.13 per share was declared for The Dresher Comprehensive Growth Fund. These dividends were paid on December 30, 2002 to shareholders of record on December 27, 2002.

The distributions were as follows:

Dresher Classic Retirement Fund          2002          2001

         Net Investment Income        $204,326       $136,062
         Net Realized Gains               -              -
                                     ---------      ---------
                                      $204,326       $136,062

Dresher Comprehensive Growth Fund        2002          2001

         Net Investment Income        $ 66,424       $ 46,274
         Net Realized Gains               -              -
                                     ---------      ---------
                                      $ 66,424       $ 46,274

NOTE 5 - LOSS CARRYFORWARD

In accordance with current federal income tax law, each of the Fund's net realized capital gains and losses are considered separately for purposes of determining taxable capital gains on an annual basis. At December 31, 2002 The Classic Retirement Fund and The Comprehensive Growth Fund had net capital loss carryforwards for federal income tax purposes of approximately $2,155,000 and $3,125,000 respectively, which are available for offsets against future taxable capital gains, and expire through 2010. Accordingly, no capital gain distributions are expected to be paid to shareholders until net capital gains have been realized in excess of the available capital loss carryforwards.

                           The Dresher Family of Funds
                    Notes to Financial Statements (continued)
                                December 31, 2002

NOTE 6 - AGREEMENT BETWEEN THE NATIONAL ADVISORY GROUP, Inc.
                 and PENNROCK FINANCIAL SERVICES

On March 16, 2001 the shareholders of The National Advisory Group, Inc. (National), the corporate parent for the Funds' investment manager, distributor and transfer agent, finalized an agreement with PennRock Financial Services Corporation (PennRock), a Pennsylvania bank holding company, pursuant to which PennRock acquired all of the outstanding shares of stock of National.

                          INDEPENDENT AUDITOR'S REPORT

To the Shareholders and Board of Trustees of The Dresher Family of Funds -

                  The Dresher Classic Retirement Fund
                  The Dresher Comprehensive Growth Fund

         We have audited the accompanying statement of assets and liabilities, including the schedule of portfolio investments, for The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 2002 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002 by correspondence with the custodian and registered investment companies. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Dresher Classic Retirement Fund and The Dresher Comprehensive Growth Fund as of December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Abington, Pennsylvania                                      Sanville & Company
February 13, 2003                                 Certified Public Accountants

                                Servicing Agents

                               Investment Advisor:

                             National Financial Advisors, Inc.
                             Twining Office Center
                             715 Twining Road, Suite 202
                             Dresher, PA 19025

                             Administrator and Transfer Agent:

                             National Shareholder Services, Inc.
                             Twining Office Center
                             715 Twining Road, Suite 202
                             Dresher, PA 19025

                             Custodian:

                             Blue Ball National Bank
                             P. O. Box 580 1060 Main Street
                             Blue Ball, PA 17506

                             Broker-Dealer/Distributor:

                             NFA Brokerage Services, Inc.
                             Twining Office Center
                             715 Twining Road, Suite 218
                             Dresher, PA 19025

                             Independent Auditors:

                             Sanville & Company
                             1514 Old York Road
                             Abington, Pennsylvania 19001

                             Legal Counsel:

                             Stevens & Lee
                             111 North Sixth Street
                             Reading, PA 19603-0679